REVISION OF PREVIOUSLY ISSUED QUATERLY FINANCIAL STATEMENTS (Unaudited) - Schedule of Error Corrections related to Statement of Income and Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization (deferral) of regulatory assets, net	$ 13	$ (12)	$ (20)	$ (23)	$ (30)	$ (37)	$ (32)	$ (68)	$ (19)	$ (90)	$ (134)		$ (124)		$ (67)
Other operating expenses	158	137	145	180	157	186	282	343	440	523	680	[1]	654	[1]	555	[1]
Total operating expenses	694	499	494	608	461	463	993	923	1,687	1,532	2,234		1,955		1,777
Operating income	170	93	72	157	96	3	165	100	335	256	404		360		250
Income before income taxes	158	82	63	147	75	(13)	145	63	303	209	413		329		158
Income taxes	40	20	16	40	20	(4)	36	16	76	56	107		87		33
Net income	118	62	47	107	55	(9)	109	47	227	153	306		242		125
Comprehensive income	118	62	47	107	55	(9)	109	47	227	153	$ 306		243		125
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization (deferral) of regulatory assets, net	11	(14)	(22)	(25)	(34)	(39)	(36)	(73)	(25)	(98)			(135)		(74)
Other operating expenses	158	133	145	179	158	187	278	345	436	524			656		555
Total operating expenses	692	493	492	605	458	462	985	920	1,677	1,525			1,946		1,770
Operating income	172	99	74	160	99	4	173	103	345	263			369		257
Income before income taxes	160	88	65	150	78	(12)	153	66	313	216			338		165
Income taxes	41	22	16	41	21	(4)	38	17	79	58			90		35
Net income	119	66	49	109	57	(8)	115	49	234	158			248		130
Comprehensive income	119	66	49	109	57	(8)	115	49	234	158			249		130
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization (deferral) of regulatory assets, net	2	2	2	2	4	2	4	5	6	8			11		7
Other operating expenses	0	4	0	1	(1)	(1)	4	(2)	4	(1)			(2)		0
Total operating expenses	2	6	2	3	3	1	8	3	10	7			9		7
Operating income	(2)	(6)	(2)	(3)	(3)	(1)	(8)	(3)	(10)	(7)			(9)		(7)
Income before income taxes	(2)	(6)	(2)	(3)	(3)	(1)	(8)	(3)	(10)	(7)			(9)		(7)
Income taxes	(1)	(2)	0	(1)	(1)	0	(2)	(1)	(3)	(2)			(3)		(2)
Net income	(1)	(4)	(2)	(2)	(2)	(1)	(6)	(2)	(7)	(5)			(6)		(5)
Comprehensive income	$ (1)	$ (4)	$ (2)	$ (2)	$ (2)	$ (1)	$ (6)	$ (2)	$ (7)	$ (5)			$ (6)		$ (5)

[1]	Includes affiliated operating expenses of $116 million, $118 million and $122 million in 2025, 2024 and 2023, respectively.